Members' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Mezzanine and Members' Equity
Shareholders' Deficit

9.Mezzanine and Members’ Equity

Convertible Preferred Units

The Board of Managers consists of six Managers and oversees the business and affairs of the Company. CPU holders have the right to designate and elect the majority of the Managers. Holders of CPUs have one vote per unit on matters as specified in the LLC’s Operating Agreement dated September 30, 2011, as amended (the “Operating Agreement”).

The Company entered into a Preferred Units Purchase Agreement with JGC Holdings Corporation (“JGC”) in March 2021 for $40,000, or $1.92 per CPU. In addition to, and in connection with this agreement, the Company entered into a Business Collaboration Agreement (“BCA”) with JGC whereby the Company has committed to award JGC a specific scope of supply at commercial terms to be determined in the future. No additional value was assigned to the BCA.

Common Units

The Company’s common units reported in mezzanine equity feature certain redemption rights at the option of the holder and upon an event outside the control of the Company. The redemption right is only available to the holders of the common units if the U.S. Nuclear Regulatory Commission issues a written determination that the ownership of these common units creates a conflict of interest. It is not probable that this event, which is outside our control, will occur.

Accordingly, the 6,000 common units subject to possible redemption is presented as mezzanine equity, outside of members’ equity. The Company has not adjusted the carrying value of these common units subject to the redemption feature because it is not probable the redemption right will be exercised.

The LLC Agreement authorizes the Company to issue 96,800 common units for purposes of equity compensation. As of March 31, 2022, there were 475 unit options available to issue.

8.	Members’ Equity

The Board of Managers consists of six Managers and oversees the business and affairs of the Company. CPU holders have the right to designate and elect the majority of the Managers. Holders of CPUs have one vote per unit on matters as specified in the LLC’s Operating Agreement dated September 30, 2011, as amended (the “Operating Agreement”).

Limitations of Liability

A member’s liability is limited by such member’s share of the Company’s assets. However, the member is required to return to the Company any distribution made to it in clear and manifest accounting or similar error.

Convertible Preferred Units

The LLC Agreement authorizes the Company to issue CPUs, which may be divided into one or more types, classes or series.

During 2021 and 2020, the Company entered into a Preferred Units Purchase Agreement (or an amendment to an existing agreement) with the following investors:

Date	Investor	Price per CPU	Investment
August, 2020	Fluor Enterprises	$1.92	$10,000
November, 2020	Sargent & Lundy, L.L.C.(1)	1.92	8,000
October, 2020	Sarens Nuclear & Industrial Services, LLC(1)	1.92	500
January, 2021	Sarens Nuclear & Industrial Services, LLC(1)	1.92	500
March, 2021	Japan NuScale Innovation, LLC(1)	1.92	40,000
May, 2021	Japan NuScale Innovation, LLC(1)	2.19	20,000
June, 2021	GS Energy Corporation(1)	2.19	40,000
July, 2021	Doosan Heavy Industries & Construction Co., Ltd(1)	2.19	25,000
July, 2021	Next Tech 3 New Technology Investment	2.19	35,000
July, 2021	Sarens Nuclear & Industrial Services, LLC(1)	2.19	4,000
July, 2021	Sargent & Lundy, L.L.C.(1)	2.19	8,000
July, 2021	Samsung C&T Corporation(1)	2.19	20,000
(1)	In addition to, and in connection with, entering into Preferred Units Purchase Agreements with these strategic investors, the Company entered into a Business Collaboration Agreement (“BCA”), or amendment thereto, with the strategic investor or its affiliate, whereby the Company has committed to award the strategic partner or its affiliate specific scope of supply at commercial terms to be determined in the future. No additional value was assigned to the respective BCAs.

The Company has certain agreements to pay for services rendered through the issuance of CPUs. During 2021 the Company issued 32 CPUs for services rendered valued at $65 under these agreements. The Company issued 206 CPUs for services rendered valued at $378 under these agreements during 2020.

There were 633,261 and 542,729 CPUs issued and outstanding as of December 31, 2021 and 2020, respectively.

Conversion

Each CPU may be converted, at the option of the member holding such CPU, at any time, into the number of common units equal to the Common Equivalent Ratio in effect at the time of conversion. The Common Equivalent Ratio means the Convertible Preferred Original Issue Price of each series divided by the Common Equivalent Price then in effect.

	Convertible Preferred	Common Equivalent	Common Equivalent	Convertible Preferred
Series	Original Issue Price	Issue Price	Ratio	Units Issued
A	$1.00	$1.00	100%	336,826
A‑1	$1.31	$1.31	100%	67,674
A‑2	$1.42	$1.42	100%	68,349
A‑3	$1.59	$1.59	100%	60,091
A‑4	$1.92	$1.92	100%	30,903
A‑5	$2.19	$2.19	100%	69,418

Voting

Holders of CPUs have voting rights equivalent to the number of CPUs held multiplied by the Common Equivalent Ratio, as defined, which was set at 100% at the time of the Company’s recapitalization in 2011.

Preferred Return

The CPUs have a 10.0% cumulative preferred return per year compounded quarterly on the unreturned preferred capital, beginning on the date such CPU was issued. The accumulated preferred return as of December 31, 2021 and 2020 not reflected in the statement of members’ equity was $550,942 and $429,791, respectively.

Distributions

The Board of Managers may direct the Company to make distributions. Such distributions are to be made in the following order:

●	CPU holders receive their unpaid 10% cumulative preferred return until reduced to zero,
●	CPU holders receive their aggregate unreturned preferred capital with respect to their CPUs held until reduced to zero,
●	Holders of common units receive amounts equal to that distributed to CPU holders on an as-converted basis, and
●	Holders of CPU and common units receive their Common Participating Interests, as defined in the LLC Agreement.

Common Units

The LLC Agreement authorizes the Company to issue common units. Each common unit is entitled to one vote.

During 2021 and 2020, options to purchase 3,483 and 105 common units were exercised resulting in proceeds of $748 and $43, respectively.

During 2021 and 2020 the Company repurchased 15 and 55 common units, respectively, from previously terminated employees for the original price of $4 and $22 and a premium of $13 and $27, respectively.

The LLC Agreement authorizes the Company to issue common units for purposes of equity compensation. During 2021, the board of managers increased the number of common units reserved under the Company’s equity incentive plan to 96,800. As of December 31, 2021 there were 1,525 options available to issue for the purchase of common units.